PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses paragraphs - Contingent liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 47,023,866	R$ 43,952,814
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	29,537,849	27,507,399
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,297,320	2,284,664
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	11,176,242	10,400,731
Environmental
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,510,300	1,811,883
Regulatory
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,117,418	1,602,258
Others
Contingent liabilities
Estimate loss or value involved in the legal proceeding	384,737	345,879
Public Civil Action - Federal Public Prosecutor's Office of Bahia
Contingent liabilities
Estimate loss or value involved in the legal proceeding	4,135,073	3,772,158
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding	4,549,567	4,159,029
Amount sought	1,000,000
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,730,503	1,645,510
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 2,455,511	R$ 2,252,254	R$ 1,471
Suspension request period	6 months
Book-Entry Credits
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 3,300,000
Remunerative interest rate	6.00%